additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 502	$ 449
Redemptions, repayments or payments	(2,063)	(1,846)
Other	2,111	1,899
Ending	550	502
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	748	658
Other	(748)	(658)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	502	449
Redemptions, repayments or payments	(1,315)	(1,188)
Other	1,363	1,241
Ending	550	502
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	104	114
Issued or received	607	480
Redemptions, repayments or payments	(609)	(497)
Other	2	7
Ending	104	104
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	24,957	20,856
Issued or received	15,207	16,376
Redemptions, repayments or payments	(13,674)	(14,154)
Foreign exchange movement	(25)	34
Other	897	1,845
Ending	27,362	24,957
Long-term debt
Changes in liabilities arising from financing activities
Beginning	24,957	20,856
Issued or received	9,223	10,271
Redemptions, repayments or payments	(7,690)	(8,049)
Foreign exchange movement	(25)	34
Other	897	1,845
Ending	27,362	24,957
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	18,660	15,258
Issued or received	2,250	3,143
Redemptions, repayments or payments	(500)
Foreign exchange movement	(104)	280
Other	(5)	(21)
Ending	20,301	18,660
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,458	1,900
Issued or received	5,502	5,523
Redemptions, repayments or payments	(5,929)	(6,077)
Foreign exchange movement	(10)	112
Ending	1,021	1,458
TELUS Corporation credit facilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,145
Issued or received		1,594
Redemptions, repayments or payments		(449)
Other	(1)
Ending	1,144	1,145
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	199	448
Redemptions, repayments or payments		(249)
Other	1
Ending	200	199
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	914	1,062
Issued or received	1,471	11
Redemptions, repayments or payments	(548)	(219)
Foreign exchange movement	(60)	68
Other	4	(8)
Ending	1,781	914
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	321	308
Redemptions, repayments or payments	(182)	(665)
Other	149	678
Ending	288	321
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	2,340	1,876
Redemptions, repayments or payments	(538)	(495)
Foreign exchange movement	15	(3)
Other	797	962
Ending	2,614	2,340
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	(80)	4
Issued or received	5,984	6,105
Redemptions, repayments or payments	(5,977)	(6,000)
Foreign exchange movement	134	(423)
Other	(48)	234
Ending	13	(80)
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(5,984)	(6,105)
Redemptions, repayments or payments	$ 5,984	$ 6,105